Long-Term Loan from Related Party (Details) - Schedule of change during the year - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Change During The Year Abstract
Beginning of year	$ 1,102	$ 1,062	$ 1,024
Payment	(200)
Interest expenses	39	40	38
End of year	$ 941	$ 1,102	$ 1,062